Cover	Dec. 23, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	001-40009
Entity Registrant Name	QUANTUM FINTECH ACQUISITION CORPORATION
Entity Central Index Key	0001830795
Entity Tax Identification Number	85-3286402
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4221 W. Boy Scout Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(813)
Local Phone Number	257-9366
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one redeemable Warrant
Trading Symbol	QFTA.U
Security Exchange Name	NYSE
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	QFTA
Security Exchange Name	NYSE
Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $11.50
Trading Symbol	QFTA WS
Security Exchange Name	NYSE